Equity (Tables)	12 Months Ended
Dec. 31, 2025
Equity [Abstract]
Schedule of Fair Value of Warrant Liabilities	The key factors in estimating the fair value of warrant were as follows:
As of November 4, 2024
Risk-free rate of return	4.29%
Estimated volatility rate	94.67%
Dividend yield	0%
Spot price of underling ordinary share	$0.92
Exercise price	$0.68
Fair value of warrant	$3,232,000